Company financial information (Parent Corporation) - Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Condensed Balance Sheet Statements, Captions [Line Items]
Corporate-owned life insurance	$ 4,937		$ 4,857
Other assets	21,298	$ 23,020	23,029
Total assets	362,873		371,758
Other liabilities		$ 6,114
Long-term debt	29,163		27,979
Total liabilities	322,005		330,012
Shareholders’ equity	40,638		41,251
Total liabilities, temporary equity and permanent equity	362,873		371,758
Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and due from banks	909		1,301
Securities	27		40
Investment in and advances to subsidiaries and associated companies:	69,271		70,627
Corporate-owned life insurance	761		756
Other assets	740		1,135
Total assets	71,708		73,859
Deferred compensation	445		476
Affiliate borrowings	1,616		3,177
Other liabilities	1,246		1,373
Long-term debt	27,763		27,582
Total liabilities	31,070		32,608
Shareholders’ equity	40,638		41,251
Total liabilities, temporary equity and permanent equity	71,708		73,859
Parent Company | Bank Subsidiaries
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in and advances to subsidiaries and associated companies:	31,285		32,967
Parent Company | Nonbank Subsidiaries
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in and advances to subsidiaries and associated companies:	$ 37,986		$ 37,660